UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21835

Name of Fund: BlackRock Long-Term Municipal Advantage Trust (BTA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Term Municipal Advantage Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alabama — 2.3%
County of Jefferson Alabama, RB, Limited Obligation School, Series A, 5.25%, 1/01/19	$515	$516,962
County of Jefferson Alabama Sewer, Refunding RB:
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/38 (a)	270	151,880
Convertible CAB, Senior Lien, Series C (AGM), 0.00%, 10/01/42 (a)	235	130,484
Senior Lien, Series A (AGM), 5.00%, 10/01/44	375	365,220
Senior Lien, Series A (AGM), 5.25%, 10/01/48	710	698,803
Sub-Lien, Series D, 6.00%, 10/01/42	1,655	1,632,542

		3,495,891

California — 5.9%
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	385	431,431
Sutter Health, Series B, 6.00%, 8/15/42	1,040	1,195,418
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	680	743,539
St. Joseph Health System, 5.00%, 7/01/33	435	457,672
California HFA, RB, S/F Housing, Home Mortgage, Series K, AMT, 5.50%, 2/01/42	250	255,630
California Pollution Control Financing Authority, RB:
County of San Diego California Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	440	409,578
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	360	326,765
California State Public Works Board, RB, Various Capital Projects:
Series I, 5.00%, 11/01/38	355	368,859
Sub-Series I-1, 6.38%, 11/01/34	400	463,156

Municipal Bonds	Par (000)	Value

California (concluded)
California Statewide Communities Development Authority, Refunding RB, Episcopal Communities & Services:
5.00%, 5/15/42	$160	$150,760
5.00%, 5/15/47	125	116,874
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	270	290,979
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	165	178,540
San Diego Community College District California, GO, Election of 2006, 5.00%, 8/01/43	375	398,906
San Marcos Unified School District, GO, CAB, SAN, Election of 2010, Series B, 0.00%, 8/01/38 (c)	3,725	1,036,519
State of California, GO, Various Purposes, 6.50%, 4/01/33	2,000	2,400,440

		9,225,066

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	65	62,130
Colorado State Board of Governors, Refunding RB, State University System Enterprise, Series A, 5.00%, 3/01/43	415	457,795
North Range Metropolitan District No. 2, GO, Limited Tax, 5.50%, 12/15/37	1,200	1,128,636

		1,648,561

Delaware — 1.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	750	786,960
Delaware State EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,240	1,216,775

		2,003,735

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

District of Columbia — 3.8%
District of Columbia, RB, Methodist Home District of Columbia, Series A:
7.38%, 1/01/30	$550	$550,165
7.50%, 1/01/39	500	497,720
District of Columbia, Refunding RB, Kipp Charter School, Series A, 6.00%, 7/01/43	260	274,526
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	750	763,477
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset Backed, 6.25%, 5/15/24	2,675	2,661,411
Metropolitan Washington Airports Authority, Refunding RB, 1st Senior Lien, Series A:
5.00%, 10/01/39	170	174,286
5.25%, 10/01/44	1,000	1,027,020

		5,948,605

Florida — 2.7%
Mid-Bay Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/40	1,080	1,196,111
Tolomato Community Development District, Refunding, CAB Special Assessment Bonds:
Series A-1, 6.65%, 5/01/40	355	353,903
Series A-2, 0.00%, 5/01/39 (a)	95	69,734
Series A-3, 0.00%, 5/01/40 (a)	225	134,590
Series A-4, 0.00%, 5/01/40 (a)	120	53,142
Tolomato Community Development District, Convertible (d)(e):
Series 1, 6.65%, 5/01/40	15	14,873
Series 2, 6.65%, 5/01/40	815	456,889
Series 3, 6.65%, 5/01/40	275	3
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	880	823,715
Watergrass Community Development District, Special Assessment Bonds, Series A, 5.38%, 5/01/39	1,755	1,133,168

		4,236,128

Municipal Bonds	Par (000)	Value

Guam — 1.2%
Guam Government Waterworks Authority, RB, Water & Wastewater System:
5.25%, 7/01/33	$640	$643,277
5.50%, 7/01/43	1,065	1,071,944
Territory of Guam, GO, Series A, 6.00%, 11/15/19	200	211,936

		1,927,157

Illinois — 8.1%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A, 5.75%, 1/01/39	2,500	2,647,325
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,570	1,569,937
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	280	290,447
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	360	370,685
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,875	1,885,425
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	350	375,816
Illinois Finance Authority, RB, Advocate Health Care, Series C, 5.38%, 4/01/44	1,845	1,908,247
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/39	550	592,037
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	815	838,594
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 6/15/50	1,020	1,020,194
Series B-2, 5.00%, 6/15/50	600	588,138
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 6/01/23	180	201,443
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	215	224,694

		12,512,982

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	2

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Indiana — 3.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	$130	$126,164
4.00%, 2/01/38	645	609,738
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 1/01/34	365	378,859
7.00%, 1/01/44	885	924,798
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,285	1,369,116
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	160	150,712
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/48	520	484,546
Sisters of St. Francis Health Services, 5.25%, 11/01/39	290	299,999
Indiana Finance Authority, Refunding RB, Parkview Health System, Series A, 5.75%, 5/01/31	600	641,034
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	385,543
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	140	148,715
5.00%, 1/15/40	445	467,944

		5,987,168

Iowa — 1.7%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	340	335,920
5.50%, 12/01/22	830	800,136
5.25%, 12/01/25	660	612,619
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	810	851,480

		2,600,155

Municipal Bonds	Par (000)	Value

Kentucky — 0.5%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	$440	$449,724
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crosing Project, Convertible CAB, 1st Tier, Series C, 0.00%, 7/01/43 (a)	565	317,971

		767,695

Louisiana — 3.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project:
6.75%, 11/01/32	2,000	2,133,620
Series A-1, 6.50%, 11/01/35	1,135	1,232,769
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	350	357,707
5.25%, 5/15/31	300	301,146
5.25%, 5/15/32	380	380,600
5.25%, 5/15/33	415	414,718
5.25%, 5/15/35	945	940,729

		5,761,289

Maine — 0.7%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/41	970	1,015,930

Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	970	990,166
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,048,440

		2,038,606

Massachusetts — 0.3%
Massachusetts School Building Authority, RB, Series A, Dedicated Sales Tax, Senior, 5.00%, 5/15/43	495	529,096

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 3.0%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien:
Series A, 5.00%, 7/01/32	$545	$497,754
Series A, 5.25%, 7/01/39	1,970	1,817,936
Series B (AGM), 7.50%, 7/01/33	560	596,853
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,400	1,700,888

		4,613,431

Missouri — 0.1%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	85	89,325
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 5/01/43	115	118,520

		207,845

Nebraska — 0.2%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.25%, 9/01/37	285	291,507

New Jersey — 2.2%
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT, 5.13%, 9/15/23	1,410	1,370,816
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 4/01/31	785	812,750
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36	845	898,506
Rutgers - The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	175	189,112
5.00%, 5/01/43	185	197,698

		3,468,882

Municipal Bonds	Par (000)	Value

New York — 6.4%
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.63%, 8/01/25 (f)	$4,000	$4,389,280
City of New York New York Industrial Development Agency, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,004,830
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	420	449,194
New York State Dormitory Authority, RB, New York University, Series A, 5.25%, 7/01/48	1,000	1,090,610
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/42	730	790,181
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	2,025	2,181,877

		9,905,972

North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 6/01/42	480	510,993
North Carolina Medical Care Commission, Refunding RB, Retirement Facilities, 1st Mortgage, Whitestone Project, Series A, 7.75%, 3/01/41	260	275,777

		786,770

Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed Bonds, Series A-2, 5.75%, 6/01/34	2,295	1,777,569
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	2,650	2,770,178

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	4

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Ohio (concluded)
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	$1,000	$1,007,970

		5,555,717

Tennessee — 0.4%
City of Chattanooga Tennessee Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/45	615	628,592

Texas — 6.6%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30 (d)(e)	1,500	46,875
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	730	763,879
Sub-Lien, 5.00%, 1/01/33	125	117,255
Sub-Lien, 5.00%, 1/01/42	110	98,735
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	525	570,218
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	250	275,832
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 1/01/43	210	213,879
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	700	783,517
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 9/15/37 (c)	5,200	1,630,200
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,390	1,594,789
HFDC of Central Texas, Inc., RB, Village at Gleannloch Farms, Series A, 5.50%, 2/15/27	1,150	1,086,543
North Texas Tollway Authority, Refunding RB, 2nd Tier System, Series F, 6.13%, 1/01/31	2,290	2,435,484

Municipal Bonds	Par (000)	Value

Texas (concluded)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	$500	$552,410

		10,169,616

Utah — 0.5%
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A:
3.25%, 10/15/36	700	538,167
3.25%, 10/15/42	425	309,625

		847,792

Virginia — 2.9%
Peninsula Ports Authority, Refunding RB, Virginia Baptist Homes, Series C, 5.38%, 12/01/26	1,600	1,448,016
Virginia HDA, RB, Rental Housing, Series F, 5.00%, 4/01/45	1,000	1,022,190
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	1,875	1,959,206

		4,429,412

Washington — 0.7%
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 1/01/45	1,020	1,086,524

Wyoming — 0.1%
Wyoming Municipal Power Agency, Inc., RB, Series A, 5.00%, 1/01/42	100	101,387

Total Municipal Bonds — 65.7%		101,791,511

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)

California — 5.4%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,090	1,179,999
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (h)	840	919,019

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

California (concluded)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/39	$3,225	$3,433,432
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	2,039	2,138,182
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	621,201

		8,291,833

Colorado — 3.1%
Colorado Health Facilities Authority, Refunding RB, Series A:
Catholic Health Initiatives, 5.50%, 7/01/34 (h)	740	820,715
Sisters of Leavenworth Health System, 5.00%, 1/01/40	3,930	4,004,356

		4,825,071

Florida — 1.3%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/34	1,950	2,059,222

Illinois — 4.9%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series A (NPFGC), 5.00%, 1/01/33 (h)	4,995	5,050,245
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 8/15/41	2,340	2,543,556

		7,593,801

Indiana — 8.0%
Carmel Redevelopment Authority, RB, Performing Arts Center:
4.75%, 2/01/33	5,365	5,535,070
5.00%, 2/01/33	6,580	6,908,408

		12,443,478

Massachusetts — 8.2%
Massachusetts HFA, Refunding, HRB, Series D, AMT, 5.45%, 6/01/37	5,090	5,097,521

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

Massachusetts (concluded)
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	$7,112	$7,555,333

		12,652,854

Nebraska — 3.3%
Omaha Public Power District, RB, Sub-Series B (NPFGC), 4.75%, 2/01/36 (h)	5,000	5,096,150

New Hampshire — 0.5%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (h)	660	732,600

New York — 24.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 6/15/47	4,780	4,990,033
Series FF-2, 5.50%, 6/15/40	495	532,953
Series HH, 5.00%, 6/15/31 (h)	2,835	3,079,921
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (h)	6,509	7,034,068
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	6,135	6,524,634
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (h)	2,220	2,394,403
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	11,240	12,765,605

		37,321,617

North Carolina — 10.3%
University of North Carolina at Chapel Hill, Refunding RB, Series A, 4.75%, 12/01/34	15,170	15,912,990

Ohio — 3.3%
State of Ohio, Refunding RB, Cleveland Clinic Health System Obligated Group, Series A, 5.50%, 1/01/39	4,634	5,115,507

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	6

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

South Carolina — 1.3%
State of South Carolina Housing Finance & Development Authority, Refunding RB, S/F Housing, Series B-1, 5.55%, 7/01/39	$2,019	$2,079,477

Texas — 11.2%
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	11,000	11,536,140
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (h)	2,122	2,318,308
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,170	1,240,832
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	2,175	2,329,834

		17,425,114

Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,829	1,887,686

Virginia — 2.0%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,949	3,049,542

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value

Wisconsin — 1.3%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series C, 5.25%, 4/01/39 (h)	$1,989	$2,061,974

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 89.4%		138,548,916

Total Long-Term Investments (Cost — $236,457,596) — 155.1%		240,340,427

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.03% (i)(j)	706,028	706,028

Total Short-Term Securities (Cost — $706,028) — 0.4%		706,028

Total Investments (Cost — $237,163,624*) — 155.5%		241,046,455
Other Assets Less Liabilities — 6.3%		9,679,704
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (61.8%)		(95,717,918)

Net Assets Applicable to Common Shares — 100.0%		$155,008,241

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,670,932

Gross unrealized appreciation	$8,971,094
Gross unrealized depreciation	(6,241,087)

Net unrealized appreciation	$2,730,007

Notes to Schedule of Investments
(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Zero-coupon bond.
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Variable rate security. Rate shown is as of report date.
(g)	Represent bonds transferred to a TOB. In exchange for which the Trust acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(h)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 1, 2014 to February 15, 2031, is $24,690,545.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income

FFI Institutional Tax-Exempt Fund	920,424	(214,396)	706,028	$412

(j)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(49)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	6,161,750	$(87,231)

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	8

Schedule of Investments (continued)	BlackRock Long-Term Municipal Advantage Trust (BTA)

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•	Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments [1]	—	$240,340,427	—	$240,340,427
Short-Term Securities	$706,028	—	—	706,028

Total	$706,028	$240,340,427	—	$241,046,455

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(87,231)	—	—	$(87,231)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	9

Schedule of Investments (concluded)	BlackRock Long-Term Municipal Advantage Trust (BTA)

The carrying amount for certain of the Fund's assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged for financial futures contracts	$80,000	—	—	$80,000
Liabilities:
TOB trust certificates	—	$(95,645,516)	—	(95,645,516)

Total	$80,000	$(95,645,516)	—	$(95,565,516)

There were no transfers between levels during the period ended January 31, 2014.

BLACKROCK LONG-TERM MUNICIPAL ADVANTAGE TRUST	JANUARY 31, 2014	10

Item 2 –	Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Term Municipal Advantage Trust

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2014

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock Long-Term Municipal Advantage Trust

Date: March 25, 2014